Pacer US Cash Cows 100 ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 3.7%
AT&T, Inc.	26,055,738	$501,572,957
Match Group, Inc. (a)	6,362,366	242,660,639
Playtika Holding Corp.	9,599,808	73,246,535
TripAdvisor, Inc. (a)	1,929,880	34,023,785
ZoomInfo Technologies, Inc. (a)(b)	6,715,170	76,284,331
		927,788,247

Consumer Discretionary - 20.5%
ADT, Inc.	26,325,387	204,811,511
Carter's, Inc. (b)	1,226,513	74,265,362
Columbia Sportswear Co. (b)	1,499,831	122,536,193
Crocs, Inc. (a)	1,093,746	146,966,650
eBay, Inc. (b)	6,676,318	371,270,044
Etsy, Inc. (a)	2,120,817	138,150,019
Expedia Group, Inc. (a)	2,695,539	344,139,464
Gap, Inc. (b)	9,247,463	217,130,431
H&R Block, Inc. (b)	2,764,189	160,157,111
Kohl's Corp. (b)	6,732,082	145,816,896
Lear Corp.	1,027,382	125,381,699
Leggett & Platt, Inc.	4,867,184	64,100,813
Lennar Corp. - Class A	3,062,303	541,813,270
Mattel, Inc. (a)	11,200,563	216,058,860
Mohawk Industries, Inc. (a)	1,224,846	197,285,945
Newell Brands, Inc.	21,536,083	184,994,953
PulteGroup, Inc.	3,001,042	396,137,544
PVH Corp.	1,231,126	125,562,541
Ralph Lauren Corp.	1,014,318	178,104,098
Tapestry, Inc.	6,143,924	246,309,913
Thor Industries, Inc. (b)	1,153,959	122,481,208
Toll Brothers, Inc.	2,113,300	301,589,043
VF Corp. (b)	12,102,065	205,251,023
Williams-Sonoma, Inc. (b)	1,939,131	299,944,783
		5,130,259,374

Consumer Staples - 8.3%
Altria Group, Inc.	10,098,967	494,950,373
Archer-Daniels-Midland Co.	7,697,138	477,299,527
Bunge Global SA	4,279,453	450,326,839
Ingredion, Inc.	1,786,135	222,141,610
Molson Coors Beverage Co. - Class B (b)	5,498,315	290,585,948
Olaplex Holdings, Inc. (a)(b)	19,685,960	40,946,797
Reynolds Consumer Products, Inc.	3,964,143	110,282,458
		2,086,533,552

Energy - 17.0%
Cheniere Energy, Inc.	2,954,962	539,694,260
Devon Energy Corp.	10,079,625	474,044,764
Diamondback Energy, Inc.	2,478,173	501,359,180
EOG Resources, Inc.	3,923,662	497,520,342
Halliburton Co.	13,839,246	479,945,051
HF Sinclair Corp.	7,938,016	408,569,683
Marathon Oil Corp.	13,573,367	380,732,944
Marathon Petroleum Corp.	2,693,538	476,810,097
Valero Energy Corp.	3,054,091	493,907,596
		4,252,583,917

Health Care - 10.5%
Bristol-Myers Squibb Co.	11,370,273	540,770,184
Cardinal Health, Inc.	4,167,685	420,227,679
Envista Holdings Corp. (a)	2,916,055	49,777,059
Gilead Sciences, Inc.	7,289,086	554,407,881
Incyte Corp. (a)	2,723,432	177,213,720
Jazz Pharmaceuticals PLC (a)	1,847,414	203,677,393
Premier, Inc. (b)	2,301,768	48,291,093
United Therapeutics Corp. (a)	559,402	175,255,053
Viatris, Inc.	39,020,987	470,593,103
		2,640,213,165

Industrials - 11.9%
3M Co.	4,675,975	596,420,611
Acuity Brands, Inc.	409,221	102,857,698
AGCO Corp.	1,585,711	149,722,833
Allison Transmission Holdings, Inc.	1,804,668	159,875,538
Builders FirstSource, Inc. (a)(b)	2,105,031	352,319,038
Core & Main, Inc. - Class A (a)	4,268,004	228,210,174
MasTec, Inc. (a)	1,382,261	152,090,178
Middleby Corp. (a)	977,446	132,522,129
MSC Industrial Direct Co., Inc. - Class A (b)	829,321	73,768,103
Owens Corning	1,603,791	298,914,567
Robert Half, Inc.	1,659,861	106,546,478
Snap-On, Inc.	844,937	242,522,267
Sonoco Products Co.	1,996,545	107,653,706
WESCO International, Inc.	1,619,073	283,256,821
		2,986,680,141

Information Technology - 18.7%
Amdocs Ltd.	1,707,698	149,372,344
Arrow Electronics, Inc. (a)	1,225,570	151,590,753
Ciena Corp. (a)	1,979,433	104,395,296
Cirrus Logic, Inc. (a)	664,430	86,694,826
Crane NXT Co. (b)	1,101,748	69,277,914
DocuSign, Inc. (a)	3,541,036	196,456,677
Dropbox, Inc. - Class A (a)	7,489,764	179,155,155
DXC Technology Co. (a)(b)	9,307,138	189,307,187
EPAM Systems, Inc. (a)	665,230	143,110,930
F5, Inc. (a)	852,662	173,636,090
Gen Digital, Inc.	16,905,497	439,373,867
Hewlett Packard Enterprise Co.	23,544,770	468,776,371
HP, Inc.	12,939,327	466,980,311
IPG Photonics Corp. (a)	494,105	39,726,042
Juniper Networks, Inc.	4,895,736	184,520,290
Pegasystems, Inc.	1,144,266	79,778,226
Qorvo, Inc. (a)	1,445,661	173,190,188
RingCentral, Inc. - Class A (a)(b)	1,850,970	64,876,499
Skyworks Solutions, Inc.	3,533,876	401,518,991
TD SYNNEX Corp.	2,763,706	329,350,844
Teradata Corp. (a)	1,715,220	55,607,432
Twilio, Inc. - Class A (a)	2,341,068	138,427,351
UiPath, Inc. - Class A (a)	5,519,351	67,170,502
Zoom Video Communications, Inc. - Class A (a)	5,353,418	323,346,447
		4,675,640,533

Materials - 9.3%
Cleveland-Cliffs, Inc. (a)(b)	22,960,647	352,445,931
LyondellBasell Industries NV - Class A	4,909,701	488,318,861
NewMarket Corp. (b)	197,704	110,886,243
Nucor Corp.	2,929,499	477,332,567
Olin Corp.	2,910,218	132,735,043
RPM International, Inc.	1,972,304	239,556,044
Scotts Miracle-Gro Co. (b)	2,891,058	227,237,159
Steel Dynamics, Inc.	2,176,310	289,928,018
		2,318,439,866
TOTAL COMMON STOCKS (Cost $22,515,151,440)		25,018,138,795

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.0%
Mount Vernon Liquid Assets Portfolio, LLC – 5.51% (c)	753,991,613	753,991,613
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $753,991,613)		753,991,613

TOTAL INVESTMENTS - 102.9% (Cost $23,269,143,053)		25,772,130,408
Liabilities in Excess of Other Assets - (2.9)%		(739,647,984)
TOTAL NET ASSETS - 100.0%		$25,032,482,424

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $750,308,570 which represented 3.0% of net assets.
(c)	The rate shown represents the 7-day effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer US Cash Cows 100 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$25,018,138,795	$–	$–	$25,018,138,795
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	753,991,613
Total Investments	$25,018,138,795	$–	$–	$25,772,130,408

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Secured Borrowings (Unaudited)

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.